Business and Basis of Presentation - Business (Details) - USD ($) $ in Millions	Mar. 31, 2016	Nov. 15, 2015	Oct. 31, 2015
OneMain
Business Acquisition [Line Items]
Aggregate Purchase Price	$ 4,455	$ 4,500	$ 4,478